Note 13 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
13.
Commitments and Contingencies:

(a) Time charters:
As at
June 30, 2020,
the Company has entered into time charter arrangements for all of its vessels in operation, including the five
hulls under construction, with the exception of
eight
vessels, with international liner operators. These arrangements as at
June 30, 2020,
have remaining terms of up to
129
months. At
June 30, 2020,
future minimum contractual charter revenues assuming
365
revenue days per annum per vessel and the earliest redelivery dates possible, based on vessels' committed, non-cancellable, time charter contracts, are as follows:

Year ending December 31,	Amount
2020	$190,924
2021	343,479
2022	311,823
2023	304,895
2024	304,863
2025 and thereafter	637,098
Total	$2,093,082

(b) Capital Commitments:
Capital commitments of the Company as at
June 30, 2020
were
$36,058,
in the aggregate, consisting of payments through the Company's equity (i) upon each vessel's delivery from the shipyard in relation to the five
vessels under construction discussed in Note
6,
while approximately
$0.4
billion in total is financed through a financial institution (Note
10.B
) and (ii) in relation to the construction and installation of scrubbers in ten
of our existing vessels, while an amount of
$9,134
for
five
of them is financed (Note
10.A
13,
10.A.14
and Note
11
).

(c)
Debt guarantees with respect to entities formed under the Framework Deed:
Costamare agreed to guarantee
100%
of the debt of Ainsley Maritime Co., Ambrose Maritime Co., Kemp Maritime Co., Hyde Maritime Co. and Skerrett Maritime Co., which were formed under the Framework Deed and own
Cape Kortia
,
Cape Sounio
,
Cape Akritas
,
Cape Tainaro
and
Cape Artemisio,
respectively. As at
June 30, 2020,
Costamare has guaranteed
$63,607
of the debt relating to Ainsley Maritime Co.,
$66,325
of the debt relating to Ambrose Maritime Co.,
$63,750
of the debt relating to Kemp Maritime Co.,
$62,833
of the debt relating to Hyde Maritime Co. and
$63,917
of the debt relating to Skerrett Maritime Co. (Note
9
). As security for providing the guarantee, in the event that Costamare is required to pay under any guarantee, Costamare is entitled to acquire all of the shares in the entities for whose benefit the guarantee has been issued that it does not
already own for nominal consideration.

(d) Other:
Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may
arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the income of the Company's vessels. Currently, management is not
aware of any such claims
not
covered by insurance or contingent liabilities, which should be disclosed, or for which a provision has not
been established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not
aware of any other claims or contingent liabilities which should be disclosed or for which a provision should be established in the accompanying consolidated financial statements.

The Company is covered for liabilities associated with the vessels' operations up to the customary limits provided by the Protection and Indemnity (“P&I”) Clubs, members of the International Group of P&I Clubs.